MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring provision [abstract]
Schedule of manufacturing facility closures, restructuring and other related charges
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the two-year period ended December 31, 2020 under the caption manufacturing facility closures, restructuring and other related charges:

	2020	2019
	$	$
Impairment of property, plant and equipment, net	—	669
Equipment relocation	38	156
Revaluation and impairment of inventories, net	596	130
Termination benefits and other labor related costs, net	3,389	1,874
Restoration and idle facility costs, net	270	1,978
Professional fees, net	40	393
Other recoveries	(5)	(64)
	4,328	5,136